Financial instruments - Categories of Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	€ (39.7)
Derivatives at fair value through profit or loss		€ 0.4
Financial assets at amortised cost	560.8	455.8
Financial liabilities at amortised cost	(2,859.0)	(2,883.9)
Financial assets (liabilities) at fair value through other comprehensive income	(40.2)	(8.3)
Total	(2,298.7)	(2,436.0)
Total non-current loans and borrowings	2,142.3	2,198.3
Borrowings	2,164.9	2,227.4
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	1,997.6	2,163.5
Financial liabilities	(2,098.3)	(2,146.5)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0
Derivatives at fair value through profit or loss		0.0
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(652.2)	(647.1)
Financial liabilities	(652.2)	(647.1)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0
Derivatives at fair value through profit or loss		0.1
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	60.3	28.0
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(60.3)	(28.1)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0
Derivatives at fair value through profit or loss		0.0
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(2,206.8)	(2,236.8)
Financial liabilities	(2,206.8)	(2,236.8)
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0
Derivatives at fair value through profit or loss		0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	230.8	201.6
Financial assets at amortised cost	230.8	201.6
Financial liabilities at amortised cost	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0
Derivatives at fair value through profit or loss		0.5
Financial assets at fair value through other comprehensive income	20.1	19.7
Financial assets	20.1	20.2
Financial assets at amortised cost	0.0	0.0
Financial liabilities at amortised cost	0.0
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	(39.7)
Derivatives at fair value through profit or loss		0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	369.7	254.2
Financial assets at amortised cost	330.0	254.2
Financial liabilities at amortised cost	0.0
Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Total non-current loans and borrowings	41.9	9.4
Deferred borrowing costs | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities	41.9	9.4
Senior EUR/USD loans | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,340.0)	(1,355.8)
Other borrowings [Domain] | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	0.2	0.1
Financial liabilities	(0.2)	(0.1)
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	(800.0)	(800.0)
Level 2 | Senior EUR/USD loans | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	1,316.2	1,360.8
Level 1 of fair value hierarchy [member] | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	€ 681.2	€ 802.6